THE ACQUISITION OF THE Company of AI Solutions and Insurance Business (Details) - $ / shares			6 Months Ended
	Dec. 27, 2024	Nov. 27, 2024	Mar. 31, 2025	Sep. 30, 2024
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
Par value			$ 0.00833335	$ 0.00833335
Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
Par value			$ 0.00833335	$ 0.00833335
Target Company
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
Acquired equity interest, subsidiaries, percentage		100.00%
Target Company | Common Class A
THE ACQUISITION OF THE Company of AI Solutions and Insurance Business
Consideration shares	69,995,661	69,995,661	69,995,661
Par value		$ 0.00833335
Purchase price		$ 2	$ 2